Accrued and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable Accrued Liabilities And Other Liabilities Disclosure Current [Abstract]
Payroll and related benefits		$ 2,063	$ 4,035
Accrued expenses		4,443	4,114
Warranty liability		843	843
Other		853	711
Total accrued liabilities and other current liabilities	$ 9,559	$ 8,202	$ 9,703